Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss (Details) - Schedule of net financial expenses - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Schedule of net financial expenses [Abstract]
Loss on revaluation of warrants		$ 19,524	$ 3,876
Loss (gain) on embedded derivative		2,641	(973)
Gain on disposition of marketable securities	[1]	(6,149)
Loss on currency exchange		647	238
Interest on long-term debt		1,907	5,335
Interest on lease liabilities		1,513	769
Warrant issuance costs		668
Other financial expenses		252	141
Net finance expenses		$ 21,003	$ 9,386

[1]	During the year ended December 31, 2021, the Company funded its expansion in Argentina through the acquisition of marketable securities and in-kind contribution of these securities to a subsidiary in Argentina that it controls. The subsequent disposition of these marketable securities in exchange for Argentine Pesos gave rise to a gain as the amount received in Pesos exceeds the amount of Pesos the Company would have received from a direct foreign currency exchange.